UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

September 30, 2013

1.807737.109

VCY-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
AEROSPACE & DEFENSE - 16.1%
Aerospace & Defense - 16.1%
Honeywell International, Inc.	67,627	$ 5,615,746
Precision Castparts Corp.	17,636	4,007,605
Teledyne Technologies, Inc. (a)	26,235	2,228,139
Textron, Inc.	46,491	1,283,617
United Technologies Corp.	96,809	10,437,946
		23,573,053
AIR FREIGHT & LOGISTICS - 1.2%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	29,380	1,749,873
AUTO COMPONENTS - 2.0%
Auto Parts & Equipment - 2.0%
Johnson Controls, Inc.	72,129	2,993,354
BUILDING PRODUCTS - 1.5%
Building Products - 1.5%
A.O. Smith Corp.	49,067	2,217,828
Aspen Aerogels, Inc. warrants 3/28/23 (a)(d)	822,151	8
		2,217,836
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Environmental & Facility Services - 2.0%
Stericycle, Inc. (a)	8,604	992,902
Waste Connections, Inc.	41,873	1,901,453
		2,894,355
CONSTRUCTION & ENGINEERING - 3.3%
Construction & Engineering - 3.3%
Chicago Bridge & Iron Co. NV	11,155	755,974
EMCOR Group, Inc.	27,998	1,095,562
URS Corp.	54,164	2,911,315
		4,762,851
ELECTRICAL EQUIPMENT - 7.9%
Electrical Components & Equipment - 7.9%
AMETEK, Inc.	31,637	1,455,935
Eaton Corp. PLC	60,750	4,182,030
Generac Holdings, Inc.	28,703	1,223,896
Hubbell, Inc. Class B	24,507	2,566,863
Rockwell Automation, Inc.	19,600	2,096,024
		11,524,748
INDUSTRIAL CONGLOMERATES - 17.0%
Industrial Conglomerates - 17.0%
Danaher Corp.	116,571	8,080,702
General Electric Co.	706,600	16,880,670
		24,961,372

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SA	2,814	$ 709,229
MACHINERY - 30.1%
Construction & Farm Machinery & Heavy Trucks - 10.7%
Caterpillar, Inc.	60,300	5,027,211
Cummins, Inc.	26,012	3,456,214
Manitowoc Co., Inc.	130,203	2,549,375
Oshkosh Truck Corp. (a)	19,830	971,273
Toro Co.	23,796	1,293,313
Wabtec Corp.	38,710	2,433,698
		15,731,084
Industrial Machinery - 19.4%
Donaldson Co., Inc.	18,765	715,509
Dover Corp.	24,032	2,158,795
GEA Group AG	29,276	1,202,241
Global Brass & Copper Holdings, Inc.	7,100	124,534
Graco, Inc.	23,832	1,764,998
Harsco Corp.	59,793	1,488,846
IDEX Corp.	28,709	1,873,262
Ingersoll-Rand PLC	30,946	2,009,633
ITT Corp.	31,920	1,147,524
Nordson Corp.	11,886	875,166
Pall Corp.	26,575	2,047,338
Parker Hannifin Corp.	26,447	2,875,318
Pentair Ltd.	40,977	2,661,046
Stanley Black & Decker, Inc.	26,086	2,362,609
Timken Co.	28,249	1,706,240
TriMas Corp. (a)	37,257	1,389,686
Valmont Industries, Inc.	14,083	1,956,270
		28,359,015
TOTAL MACHINERY		44,090,099
PROFESSIONAL SERVICES - 6.8%
Human Resource & Employment Services - 2.1%
Towers Watson & Co.	29,082	3,110,611
Research & Consulting Services - 4.7%
Dun & Bradstreet Corp.	24,555	2,550,037
Nielsen Holdings B.V.	73,530	2,680,169
Verisk Analytics, Inc. (a)	25,894	1,682,074
		6,912,280
TOTAL PROFESSIONAL SERVICES		10,022,891
ROAD & RAIL - 5.3%
Railroads - 4.2%
Union Pacific Corp.	39,323	6,108,435
Trucking - 1.1%
J.B. Hunt Transport Services, Inc.	21,749	1,586,155
TOTAL ROAD & RAIL		7,694,590
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 3.9%
Trading Companies & Distributors - 3.9%
Applied Industrial Technologies, Inc.	12,147	$ 625,572
W.W. Grainger, Inc.	6,637	1,736,969
Watsco, Inc.	15,100	1,423,477
WESCO International, Inc. (a)	25,774	1,972,484
		5,758,502
TOTAL COMMON STOCKS (Cost $113,281,029)		142,952,753
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (d)	$ 282,403	282,403
8% 12/6/14 (d)	236,472	236,472
8% 3/28/16 (d)	21,258	21,258
(Cost $540,125)		540,133
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 10/3/13 to 11/29/13 (c) (Cost $39,999)	40,000	39,999
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $2,963,565)	2,963,565	2,963,565
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $116,824,718)		146,496,450
NET OTHER ASSETS (LIABILITIES) - 0.0%		63,934
NET ASSETS - 100%		$ 146,560,384
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
28 CME S&P 500 Industrial Select Sector Index Contracts	Dec. 2013	$ 1,294,160	$ 10,598
The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,999.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $540,141 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 8
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 282,403
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 236,471
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13	$ 21,250
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,254
Fidelity Securities Lending Cash Central Fund	1,659
Total	$ 5,913
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 142,952,753	$ 142,952,745	$ -	$ 8
Convertible Bonds	540,133	-	-	540,133
U.S. Treasury Obligations	39,999	-	39,999	-
Money Market Funds	2,963,565	2,963,565	-	-
Total Investments in Securities:	$ 146,496,450	$ 145,916,310	$ 39,999	$ 540,141
Derivative Instruments:
Assets
Futures Contracts	$ 10,598	$ 10,598	$ -	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $117,027,327. Net unrealized appreciation aggregated $29,469,123, of which $29,790,554 related to appreciated investment securities and $321,431 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

September 30, 2013

1.807732.109

VCI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
AUTO COMPONENTS - 4.0%
Auto Parts & Equipment - 4.0%
Delphi Automotive PLC	51,258	$ 2,994,492
Tenneco, Inc. (a)	9,100	459,550
TRW Automotive Holdings Corp. (a)	15,600	1,112,436
		4,566,478
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Diversified Support Services - 1.2%
KAR Auction Services, Inc.	47,500	1,339,975
DISTRIBUTORS - 1.4%
Distributors - 1.4%
LKQ Corp. (a)	50,339	1,603,801
HOTELS, RESTAURANTS & LEISURE - 8.9%
Hotels, Resorts & Cruise Lines - 1.4%
Wyndham Worldwide Corp.	26,246	1,600,219
Restaurants - 7.5%
Bloomin' Brands, Inc. (a)	81,725	1,929,527
Buffalo Wild Wings, Inc. (a)	1,719	191,187
Panera Bread Co. Class A (a)	4,800	760,944
Starbucks Corp.	21,209	1,632,457
Texas Roadhouse, Inc. Class A	37,292	980,034
Yum! Brands, Inc.	43,377	3,096,684
		8,590,833
TOTAL HOTELS, RESTAURANTS & LEISURE		10,191,052
HOUSEHOLD DURABLES - 1.0%
Housewares & Specialties - 1.0%
Jarden Corp. (a)	23,969	1,160,100
INTERNET & CATALOG RETAIL - 5.5%
Internet Retail - 5.5%
Expedia, Inc.	20,909	1,082,877
Liberty Media Corp. Interactive Series A (a)	103,581	2,431,046
priceline.com, Inc. (a)	2,731	2,760,904
		6,274,827
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
eBay, Inc. (a)	16,300	909,377
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.4%
Brunswick Corp.	40,048	1,598,316
MEDIA - 25.8%
Broadcasting - 4.1%
Discovery Communications, Inc. Class A (a)	19,000	1,603,980

	Shares	Value
Liberty Media Corp. Class A (a)	13,072	$ 1,923,545
Sinclair Broadcast Group, Inc. Class A	34,500	1,156,440
		4,683,965
Cable & Satellite - 8.1%
AMC Networks, Inc. Class A (a)	11,117	761,292
Comcast Corp. Class A	41,450	1,871,468
DIRECTV (a)	37,100	2,216,725
DISH Network Corp. Class A	12,000	540,120
Liberty Global PLC Class A (a)	33,141	2,629,738
Time Warner Cable, Inc.	10,978	1,225,145
		9,244,488
Movies & Entertainment - 13.6%
The Walt Disney Co.	88,674	5,718,583
Time Warner, Inc.	63,089	4,151,887
Twenty-First Century Fox, Inc. Class A	166,637	5,582,340
		15,452,810
TOTAL MEDIA		29,381,263
MULTILINE RETAIL - 5.6%
General Merchandise Stores - 5.6%
Dollar General Corp. (a)	61,278	3,459,756
Dollar Tree, Inc. (a)	50,502	2,886,694
		6,346,450
PROFESSIONAL SERVICES - 1.0%
Research & Consulting Services - 1.0%
Nielsen Holdings B.V.	31,500	1,148,175
SPECIALTY RETAIL - 30.7%
Apparel Retail - 10.9%
Abercrombie & Fitch Co. Class A	26,338	931,575
American Eagle Outfitters, Inc.	88,802	1,242,340
DSW, Inc. Class A	6,800	580,176
Foot Locker, Inc.	61,705	2,094,268
L Brands, Inc.	38,700	2,364,570
Ross Stores, Inc.	27,700	2,016,560
TJX Companies, Inc.	57,377	3,235,489
		12,464,978
Automotive Retail - 3.0%
AutoZone, Inc. (a)	3,250	1,373,873
O'Reilly Automotive, Inc. (a)	15,872	2,025,108
		3,398,981
Home Improvement Retail - 3.7%
Lowe's Companies, Inc.	87,927	4,186,204
Homefurnishing Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	18,280	1,414,141
Williams-Sonoma, Inc.	24,781	1,392,692
		2,806,833
Specialty Stores - 10.6%
Cabela's, Inc. Class A (a)	20,442	1,288,459
Dick's Sporting Goods, Inc.	51,452	2,746,508
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
PetSmart, Inc.	31,579	$ 2,408,215
Sally Beauty Holdings, Inc. (a)	79,430	2,077,889
Tractor Supply Co.	20,510	1,377,657
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	9,100	1,087,086
Vitamin Shoppe, Inc. (a)	25,760	1,127,000
		12,112,814
TOTAL SPECIALTY RETAIL		34,969,810
TEXTILES, APPAREL & LUXURY GOODS - 10.7%
Apparel, Accessories & Luxury Goods - 5.7%
PVH Corp.	14,498	1,720,768
Ralph Lauren Corp.	7,633	1,257,384
Swatch Group AG (Bearer) (Reg.)	12,848	1,449,103
VF Corp.	10,685	2,126,849
		6,554,104
Footwear - 5.0%
NIKE, Inc. Class B	39,948	2,901,823
Steven Madden Ltd. (a)	14,613	786,618
Wolverine World Wide, Inc.	34,270	1,995,542
		5,683,983
TOTAL TEXTILES, APPAREL & LUXURY GOODS		12,238,087
TOTAL COMMON STOCKS (Cost $96,015,482)		111,727,711
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $2,074,106)	2,074,106	$ 2,074,106
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $98,089,588)		113,801,817
NET OTHER ASSETS (LIABILITIES) - 0.2%		282,129
NET ASSETS - 100%		$ 114,083,946
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,785
Fidelity Securities Lending Cash Central Fund	4,524
Total	$ 6,309
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $98,434,403. Net unrealized appreciation aggregated $15,367,414, of which $17,019,956 related to appreciated investment securities and $1,652,542 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

September 30, 2013

1.807723.109

VTC-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
AUTOMOBILES - 0.8%
Automobile Manufacturers - 0.8%
Tesla Motors, Inc. (a)	6,800	$ 1,315,256
COMMUNICATIONS EQUIPMENT - 11.9%
Communications Equipment - 11.9%
ADTRAN, Inc.	29,200	777,888
Alcatel-Lucent SA sponsored ADR (a)	240,900	850,377
Aruba Networks, Inc. (a)	3,500	58,240
Ciena Corp. (a)	37,300	931,754
Cisco Systems, Inc.	297,737	6,973,001
F5 Networks, Inc. (a)	32,118	2,754,440
Finisar Corp. (a)	700	15,841
Infinera Corp. (a)	13,800	156,078
Juniper Networks, Inc. (a)	189,400	3,761,484
Polycom, Inc. (a)	14,800	161,616
Procera Networks, Inc. (a)(d)	109,100	1,689,959
Riverbed Technology, Inc. (a)	9,400	137,146
Sandvine Corp. (U.K.) (a)	352,588	701,719
ShoreTel, Inc. (a)	9,900	59,796
Sonus Networks, Inc. (a)	5,300	17,914
UTStarcom Holdings Corp. (a)	66,666	183,332
ZTE Corp. (H Shares) (a)	800	1,654
		19,232,239
COMPUTERS & PERIPHERALS - 9.9%
Computer Hardware - 8.6%
3D Systems Corp. (a)(d)	12,750	688,373
Advantech Co. Ltd.	94,000	526,268
Apple, Inc.	16,345	7,792,479
Hewlett-Packard Co.	817	17,141
Lenovo Group Ltd.	2,446,000	2,557,674
NCR Corp. (a)	41,400	1,639,854
Stratasys Ltd. (a)(d)	6,110	618,699
		13,840,488
Computer Storage & Peripherals - 1.3%
EMC Corp.	61,400	1,569,384
Gemalto NV	4,951	531,617
Intevac, Inc. (a)	1,500	8,790
Smart Technologies, Inc. Class A (a)	11,200	31,472
		2,141,263
TOTAL COMPUTERS & PERIPHERALS		15,981,751
CONSTRUCTION MATERIALS - 0.5%
Construction Materials - 0.5%
Universal Cement Corp.	1,032,000	890,227
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	8,600	214,140

	Shares	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Acuity Brands, Inc.	316	$ 29,078
Dynapack International Technology Corp.	33,000	93,437
		122,515
ELECTRONIC EQUIPMENT & COMPONENTS - 3.7%
Electronic Components - 1.8%
Amphenol Corp. Class A	3,500	270,830
AVX Corp.	1,300	17,069
Boardtek Electronics Corp.	126,000	157,282
Corning, Inc.	1,200	17,508
DTS, Inc. (a)	400	8,400
E Ink Holdings, Inc. GDR (a)(e)	1,000	5,954
InvenSense, Inc. (a)(d)	28,900	509,218
Ledlink Optics, Inc.	187,585	557,152
Omron Corp.	3,600	130,406
Polytronics Technology Corp.	87,000	170,109
Sapphire Technology Co. Ltd. (a)	10,862	487,740
Tong Hsing Electronics Industries Ltd.	107,000	530,276
Vishay Intertechnology, Inc. (a)	1,700	21,913
Wintek Corp. (a)	2,797	1,154
Young Fast Optoelectron Co. Ltd.	698	891
		2,885,902
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	84,945	191,378
Itron, Inc. (a)	400	17,132
RealD, Inc. (a)	9,800	68,600
		277,110
Electronic Manufacturing Services - 1.0%
KEMET Corp. (a)	2,800	11,704
Multi-Fineline Electronix, Inc. (a)	411	6,666
TE Connectivity Ltd.	19,000	983,820
Trimble Navigation Ltd. (a)	21,370	634,903
		1,637,093
Technology Distributors - 0.7%
Anixter International, Inc. (a)	300	26,298
Arrow Electronics, Inc. (a)	600	29,118
Digital China Holdings Ltd. (H Shares)	774,000	948,052
Supreme Electronics Co. Ltd.	141,000	69,162
VST Holdings Ltd.	324,000	67,257
		1,139,887
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,939,992
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	137,000	105,380
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
China Medical Technologies, Inc. sponsored ADR (a)	300	$ 0
Mingyuan Medicare Development Co. Ltd. (a)	200,000	4,203
		109,583
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
athenahealth, Inc. (a)	100	10,856
M3, Inc.	315	873,515
		884,371
HOTELS, RESTAURANTS & LEISURE - 0.0%
Leisure Facilities - 0.0%
Forgame Holdings Ltd.	1,100	7,233
HOUSEHOLD DURABLES - 1.5%
Consumer Electronics - 1.3%
Sony Corp. sponsored ADR	44,400	955,488
Tonly Electronics Holdings Ltd. (a)	1,660,000	1,070,153
		2,025,641
Household Appliances - 0.2%
Techtronic Industries Co. Ltd.	146,500	381,555
TOTAL HOUSEHOLD DURABLES		2,407,196
INTERNET & CATALOG RETAIL - 2.1%
Internet Retail - 2.1%
Amazon.com, Inc. (a)	2,000	625,280
Groupon, Inc. Class A (a)	65,500	734,255
MakeMyTrip Ltd. (a)	3,400	50,456
priceline.com, Inc. (a)	488	493,344
Rakuten, Inc.	28,500	432,617
Start Today Co. Ltd.	11,500	324,836
TripAdvisor, Inc. (a)	10,900	826,656
		3,487,444
INTERNET SOFTWARE & SERVICES - 19.0%
Internet Software & Services - 19.0%
Baidu.com, Inc. sponsored ADR (a)	10,900	1,691,462
Bazaarvoice, Inc. (a)	600	5,448
China Finance Online Co. Ltd. ADR (a)	16,800	30,240
Constant Contact, Inc. (a)	900	21,321
Cornerstone OnDemand, Inc. (a)	5,400	277,776
DealerTrack Holdings, Inc. (a)	1,500	64,260
eGain Communications Corp. (a)	113,400	1,711,206
Facebook, Inc. Class A (a)	5,289	265,719
Google, Inc. Class A (a)	15,500	13,576,605
Kakaku.com, Inc.	18,500	432,488
LinkedIn Corp. (a)	10,000	2,460,600
LivePerson, Inc. (a)	8,800	83,072
LogMeIn, Inc. (a)	9,391	291,591

	Shares	Value
Marketo, Inc.	200	$ 6,376
MercadoLibre, Inc.	200	26,982
Millennial Media, Inc. (a)	7,500	53,025
NHN Corp.	5,986	3,102,938
OpenTable, Inc. (a)	300	20,994
PChome Online, Inc.	6,713	38,605
Phoenix New Media Ltd. ADR (a)	8,800	99,000
Qihoo 360 Technology Co. Ltd. ADR (a)	200	16,640
Renren, Inc. ADR (a)(d)	1,500	5,055
Responsys, Inc. (a)	32,501	536,267
SciQuest, Inc. (a)	16,015	359,697
SINA Corp. (a)	3,800	308,446
Tencent Holdings Ltd.	26,700	1,400,425
Textura Corp.	38,600	1,662,888
VistaPrint Ltd. (a)	600	33,912
Vocus, Inc. (a)	17,900	166,649
Yahoo!, Inc. (a)	26,800	888,688
Yelp, Inc. (a)	14,000	926,520
Youku Tudou, Inc. ADR (a)	8,100	221,940
		30,786,835
IT SERVICES - 10.0%
Data Processing & Outsourced Services - 9.0%
eClerx	4,935	66,696
EVERTEC, Inc.	10,100	224,321
Fidelity National Information Services, Inc.	64,100	2,976,804
Fiserv, Inc. (a)	4,000	404,200
FleetCor Technologies, Inc. (a)	7,800	859,248
Global Payments, Inc.	3,200	163,456
MasterCard, Inc. Class A	3,600	2,422,008
Syntel, Inc.	2,000	160,200
Teletech Holdings, Inc. (a)	4,994	125,299
The Western Union Co.	32,500	606,450
VeriFone Systems, Inc. (a)	500	11,430
Visa, Inc. Class A	29,900	5,713,890
WEX, Inc. (a)	8,600	754,650
		14,488,652
IT Consulting & Other Services - 1.0%
Anite Group PLC	7,900	14,388
Camelot Information Systems, Inc. ADR (a)	10,500	19,950
China Information Technology, Inc. (a)	42	216
Cognizant Technology Solutions Corp. Class A (a)	200	16,424
IBM Corp.	100	18,518
iGate Corp. (a)	1,200	33,312
Lionbridge Technologies, Inc. (a)	132,300	488,187
Pactera Technology International Ltd. ADR	43,805	258,011
Sapient Corp. (a)	16,100	250,677
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
ServiceSource International, Inc. (a)	22,300	$ 269,384
Virtusa Corp. (a)	10,000	290,600
		1,659,667
TOTAL IT SERVICES		16,148,319
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Fanuc Corp.	1,700	281,736
Shin Zu Shing Co. Ltd.	45,515	100,388
THK Co. Ltd.	16,700	371,982
		754,106
MEDIA - 0.2%
Advertising - 0.1%
Dentsu, Inc.	100	3,815
ReachLocal, Inc. (a)	14,600	173,886
		177,701
Cable & Satellite - 0.0%
DISH Network Corp. Class A	500	22,505
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	178,416
TOTAL MEDIA		378,622
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
E-House China Holdings Ltd. ADR	13,080	119,944
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
Semiconductor Equipment - 1.7%
Aixtron AG sponsored ADR (a)	13,600	230,656
Applied Materials, Inc.	1,400	24,556
ASM International NV (depositary receipt)	10,800	374,760
centrotherm photovoltaics AG (a)	100	648
Entegris, Inc. (a)	55,800	566,370
GCL-Poly Energy Holdings Ltd. (a)	529,000	152,782
Lam Research Corp. (a)	300	15,357
STR Holdings, Inc. (a)	1,300	2,899
Ultratech, Inc. (a)	26,600	805,980
Veeco Instruments, Inc. (a)	13,400	498,882
		2,672,890
Semiconductors - 10.0%
Altera Corp.	50,400	1,872,864
Applied Micro Circuits Corp. (a)	12,600	162,540
ARM Holdings PLC sponsored ADR	1,400	67,368
Atmel Corp. (a)	4,300	31,992

	Shares	Value
Avago Technologies Ltd.	4,000	$ 172,480
Broadcom Corp. Class A	14,900	387,549
Canadian Solar, Inc. (a)	3,400	57,766
Cavium, Inc. (a)	21,091	868,949
Chipbond Technology Corp.	357,000	735,472
Cree, Inc. (a)	5,300	319,007
Cypress Semiconductor Corp.	6,000	56,040
Diodes, Inc. (a)	3,600	88,200
Edison Opto Corp.	134,000	164,775
Energy Conversion Devices, Inc. (a)	2,100	0
Fairchild Semiconductor International, Inc. (a)	1,200	16,668
Freescale Semiconductor Holdings I Ltd. (a)	8,700	144,855
Genesis Photonics, Inc.	16,954	9,836
Hittite Microwave Corp. (a)	321	20,977
Imagination Technologies Group PLC (a)	58,700	309,796
Infineon Technologies AG	25,800	258,112
Inotera Memories, Inc. (a)	2,432,000	1,357,464
Inphi Corp. (a)	16,500	221,595
Intel Corp.	600	13,752
International Rectifier Corp. (a)	11,100	274,947
Intersil Corp. Class A	14,300	160,589
MagnaChip Semiconductor Corp. (a)	8,400	180,852
Melexis NV	600	16,031
Micron Technology, Inc. (a)	142,500	2,489,475
Microsemi Corp. (a)	900	21,825
Monolithic Power Systems, Inc.	22,100	669,188
Novatek Microelectronics Corp.	72,000	298,366
NVIDIA Corp.	1,300	20,228
NXP Semiconductors NV (a)	14,500	539,545
Phison Electronics Corp.	27,000	194,547
PMC-Sierra, Inc. (a)	73,200	484,584
Power Integrations, Inc.	5,314	287,753
RDA Microelectronics, Inc. sponsored ADR	1,700	25,993
Semiconductor Manufacturing International Corp. sponsored ADR (a)	217,300	754,031
Silicon Laboratories, Inc. (a)	5,600	239,176
Silicon Motion Technology Corp. sponsored ADR	4,500	58,770
SK Hynix, Inc. (a)	14,990	421,996
Skyworks Solutions, Inc. (a)	12,500	310,500
Spansion, Inc. Class A (a)	1,800	18,162
SunPower Corp. (a)	364	9,522
United Microelectronics Corp.	502,000	214,803
Xilinx, Inc.	25,500	1,194,930
YoungTek Electronics Corp.	173	357
		16,224,227
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,897,117
Common Stocks - continued
	Shares	Value
SOFTWARE - 21.4%
Application Software - 13.9%
Adobe Systems, Inc. (a)	36,200	$ 1,880,228
ANSYS, Inc. (a)	8,400	726,768
Aspen Technology, Inc. (a)	32,000	1,105,600
Autodesk, Inc. (a)	21,000	864,570
AutoNavi Holdings Ltd. ADR (a)	6,700	99,897
BroadSoft, Inc. (a)	22,900	825,087
Citrix Systems, Inc. (a)	26,700	1,885,287
Comverse, Inc.	513	16,390
Concur Technologies, Inc. (a)	4,800	530,400
Descartes Systems Group, Inc. (a)	78,200	897,358
Intuit, Inc.	17,600	1,167,056
Jive Software, Inc. (a)	10,700	133,750
Kingdee International Software Group Co. Ltd. (a)(d)	2,766,400	795,404
Manhattan Associates, Inc. (a)	1,288	122,940
Micro Focus International PLC	17,720	217,447
MicroStrategy, Inc. Class A (a)	6,401	664,168
Nuance Communications, Inc. (a)	41,400	773,973
Parametric Technology Corp. (a)	16,568	471,028
Pegasystems, Inc.	400	15,924
QLIK Technologies, Inc. (a)	16,500	564,960
salesforce.com, Inc. (a)	123,200	6,395,312
SolarWinds, Inc. (a)	10,000	350,600
Splunk, Inc. (a)	500	30,020
TIBCO Software, Inc. (a)	24,300	621,837
Ultimate Software Group, Inc. (a)	4,900	722,260
Verint Systems, Inc. (a)	666	24,682
Workday, Inc. Class A	8,500	687,905
		22,590,851
Home Entertainment Software - 1.5%
Electronic Arts, Inc. (a)	41,500	1,060,325
Nintendo Co. Ltd.	11,600	1,313,863
Perfect World Co. Ltd. sponsored ADR Class B	700	13,930
Rosetta Stone, Inc. (a)	1,100	17,853
		2,405,971
Systems Software - 6.0%
Allot Communications Ltd. (a)	8,300	104,829
Check Point Software Technologies Ltd. (a)	1,400	79,184
CommVault Systems, Inc. (a)	11,900	1,045,177
FleetMatics Group PLC	18,100	679,655
Fortinet, Inc. (a)	7,700	156,002
Infoblox, Inc. (a)	700	29,274
Insyde Software Corp.	5,823	10,302
Microsoft Corp.	30,225	1,006,795

	Shares	Value
NetSuite, Inc. (a)	13,000	$ 1,403,220
Oracle Corp.	95,400	3,164,418
Red Hat, Inc. (a)	24,800	1,144,272
ServiceNow, Inc. (a)	400	20,780
Sourcefire, Inc. (a)	5,700	432,744
Symantec Corp.	5,900	146,025
Tableau Software, Inc.	300	21,372
Totvs SA	14,700	248,659
		9,692,708
TOTAL SOFTWARE		34,689,530
WIRELESS TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
SoftBank Corp.	40,200	2,791,790
TOTAL COMMON STOCKS (Cost $123,288,545)		155,158,210
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.10% (b)	7,239,978	7,239,978
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,817,025	3,817,025
TOTAL MONEY MARKET FUNDS (Cost $11,057,003)		11,057,003
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $134,345,548)	166,215,213
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(4,237,637)
NET ASSETS - 100%	$ 161,977,576
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,954 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,017
Fidelity Securities Lending Cash Central Fund	43,071
Total	$ 47,088
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 155,158,210	$ 147,979,126	$ 7,179,084	$ -
Money Market Funds	11,057,003	11,057,003	-	-
Total Investments in Securities:	$ 166,215,213	$ 159,036,129	$ 7,179,084	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 4,694,177
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $134,658,843. Net unrealized appreciation aggregated $31,556,370, of which $38,177,204 related to appreciated investment securities and $6,620,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

September 30, 2013

1.807738.109

VUT-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
ELECTRIC UTILITIES - 33.5%
Electric Utilities - 33.5%
American Electric Power Co., Inc.	36,400	$ 1,577,940
Duke Energy Corp.	93,666	6,255,015
Edison International	60,577	2,790,177
FirstEnergy Corp.	39,232	1,430,006
ITC Holdings Corp.	13,706	1,286,445
NextEra Energy, Inc.	68,451	5,487,032
OGE Energy Corp.	120,937	4,364,616
PPL Corp.	90,822	2,759,172
		25,950,403
GAS UTILITIES - 6.9%
Gas Utilities - 6.9%
National Fuel Gas Co.	10,599	728,787
ONEOK, Inc.	87,325	4,656,169
		5,384,956
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 12.5%
Independent Power Producers & Energy Traders - 12.5%
Calpine Corp. (a)	165,834	3,222,155
Drax Group PLC	49,200	543,610
NRG Energy, Inc.	148,722	4,064,572
The AES Corp.	140,340	1,865,119
		9,695,456
MULTI-UTILITIES - 26.9%
Multi-Utilities - 26.9%
Ameren Corp.	105,200	3,665,168
CenterPoint Energy, Inc.	194,202	4,655,022
NiSource, Inc.	104,770	3,236,345
PG&E Corp.	79,339	3,246,552
Sempra Energy	70,881	6,067,414
		20,870,501
OIL, GAS & CONSUMABLE FUELS - 19.3%
Oil & Gas Exploration & Production - 4.1%
Energen Corp.	42,150	3,219,839

	Shares	Value
Oil & Gas Storage & Transport - 15.2%
Cheniere Energy, Inc. (a)	59,547	$ 2,032,935
Enbridge, Inc.	54,300	2,267,837
Energy Transfer Equity LP	43,705	2,874,915
The Williams Companies, Inc.	82,541	3,001,191
TransCanada Corp. (d)	35,800	1,572,691
		11,749,569
TOTAL OIL, GAS & CONSUMABLE FUELS		14,969,408
TOTAL COMMON STOCKS (Cost $68,150,362)		76,870,724
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.10% (b)	130,700	130,700
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,634,800	1,634,800
TOTAL MONEY MARKET FUNDS (Cost $1,765,500)		1,765,500
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $69,915,862)		78,636,224
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,109,748)
NET ASSETS - 100%		$ 77,526,476
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,227
Fidelity Securities Lending Cash Central Fund	6,560
Total	$ 7,787
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $70,004,640. Net unrealized appreciation aggregated $8,631,584, of which $9,628,458 related to appreciated investment securities and $996,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

September 30, 2013

1.807734.109

VFS-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CAPITAL MARKETS - 13.3%
Asset Management & Custody Banks - 9.9%
Affiliated Managers Group, Inc. (a)	5,864	$ 1,071,001
Ameriprise Financial, Inc.	9,800	892,584
BlackRock, Inc. Class A	2,917	789,399
Carlyle Group LP	19,541	502,595
Franklin Resources, Inc.	15,600	788,580
Invesco Ltd.	52,727	1,681,991
Oaktree Capital Group LLC Class A	11,000	575,850
The Blackstone Group LP	50,776	1,263,815
		7,565,815
Diversified Capital Markets - 0.6%
UBS AG (NY Shares)	22,430	460,264
Investment Banking & Brokerage - 2.8%
E*TRADE Financial Corp. (a)	37,100	612,150
FXCM, Inc. Class A	25,278	499,241
Raymond James Financial, Inc.	25,400	1,058,418
		2,169,809
TOTAL CAPITAL MARKETS		10,195,888
COMMERCIAL BANKS - 19.0%
Diversified Banks - 9.4%
Comerica, Inc.	14,120	555,057
U.S. Bancorp	97,723	3,574,707
Wells Fargo & Co.	74,196	3,065,779
		7,195,543
Regional Banks - 9.6%
CIT Group, Inc. (a)	11,770	574,023
CoBiz, Inc.	31,256	301,933
Commerce Bancshares, Inc.	12,700	556,387
East West Bancorp, Inc.	19,500	623,025
Fifth Third Bancorp	60,178	1,085,611
First Horizon National Corp.	31,237	343,295
M&T Bank Corp. (d)	11,540	1,291,557
PNC Financial Services Group, Inc.	24,430	1,769,954
Popular, Inc. (a)	19,500	511,485
Texas Capital Bancshares, Inc. (a)	5,150	236,746
		7,294,016
TOTAL COMMERCIAL BANKS		14,489,559
CONSUMER FINANCE - 5.5%
Consumer Finance - 5.5%
Capital One Financial Corp.	45,953	3,158,809
SLM Corp.	42,980	1,070,202
		4,229,011
DIVERSIFIED CONSUMER SERVICES - 0.8%
Specialized Consumer Services - 0.8%
H&R Block, Inc.	22,478	599,263

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 20.7%
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc. Class B (a)	8,993	$ 1,020,795
Other Diversified Financial Services - 15.4%
Bank of America Corp.	277,742	3,832,840
Citigroup, Inc.	79,889	3,875,415
JPMorgan Chase & Co.	78,154	4,039,779
		11,748,034
Specialized Finance - 4.0%
IntercontinentalExchange, Inc. (a)(d)	7,263	1,317,653
McGraw-Hill Companies, Inc.	17,600	1,154,384
MSCI, Inc. Class A (a)	14,409	580,106
		3,052,143
TOTAL DIVERSIFIED FINANCIAL SERVICES		15,820,972
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc. (a)	27,300	717,990
INSURANCE - 18.9%
Insurance Brokers - 2.0%
Marsh & McLennan Companies, Inc.	35,200	1,532,960
Life & Health Insurance - 3.9%
MetLife, Inc.	42,956	2,016,784
Prudential PLC	19,536	363,452
Torchmark Corp.	8,600	622,210
		3,002,446
Multi-Line Insurance - 1.9%
American International Group, Inc.	15,633	760,233
HCC Insurance Holdings, Inc.	16,250	712,075
		1,472,308
Property & Casualty Insurance - 9.7%
ACE Ltd.	17,581	1,644,878
Allied World Assurance Co. Holdings Ltd.	10,350	1,028,687
Allstate Corp.	27,350	1,382,543
Fidelity National Financial, Inc. Class A	27,350	727,510
ProAssurance Corp.	16,650	750,249
The Travelers Companies, Inc.	22,429	1,901,306
		7,435,173
Reinsurance - 1.4%
Everest Re Group Ltd.	7,050	1,025,141
TOTAL INSURANCE		14,468,028
IT SERVICES - 4.6%
Data Processing & Outsourced Services - 4.6%
EVERTEC, Inc.	23,400	519,714
Fiserv, Inc. (a)	7,789	787,078
FleetCor Technologies, Inc. (a)	7,000	771,120
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
The Western Union Co.	31,300	$ 584,058
Visa, Inc. Class A	4,470	854,217
		3,516,187
REAL ESTATE INVESTMENT TRUSTS - 10.1%
Mortgage REITs - 1.0%
Blackstone Mortgage Trust, Inc.	13,600	342,584
Redwood Trust, Inc.	23,400	460,746
		803,330
Retail REITs - 3.5%
CBL & Associates Properties, Inc.	23,400	446,940
Retail Properties America, Inc. (d)	25,400	349,250
Simon Property Group, Inc.	12,553	1,860,731
		2,656,921
Specialized REITs - 5.6%
American Tower Corp.	33,210	2,461,857
Rayonier, Inc.	19,500	1,085,175
Ventas, Inc.	12,068	742,182
		4,289,214
TOTAL REAL ESTATE INVESTMENT TRUSTS		7,749,465
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.2%
Real Estate Services - 3.2%
Altisource Portfolio Solutions SA	7,800	1,092,078
CBRE Group, Inc. (a)	58,588	1,355,140
		2,447,218
THRIFTS & MORTGAGE FINANCE - 1.6%
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	29,300	213,304

	Shares	Value
Ocwen Financial Corp. (a)	15,640	$ 872,243
Radian Group, Inc.	9,400	130,942
Washington Mutual, Inc. (a)	5,300	0
		1,216,489
TOTAL COMMON STOCKS (Cost $71,172,992)		75,450,070
Money Market Funds - 3.9%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $2,995,055)	2,995,055	2,995,055
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $74,168,047)		78,445,125
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(1,972,575)
NET ASSETS - 100%		$ 76,472,550
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,472
Fidelity Securities Lending Cash Central Fund	10,797
Total	$ 13,269
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 75,450,070	$ 75,086,618	$ 363,452	$ -
Money Market Funds	2,995,055	2,995,055	-	-
Total Investments in Securities:	$ 78,445,125	$ 78,081,673	$ 363,452	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $74,670,196. Net unrealized appreciation aggregated $3,774,929, of which $5,445,696 related to appreciated investment securities and $1,670,767 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

September 30, 2013

1.807722.109

VNR-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
URS Corp.	15,081	$ 810,604
ENERGY EQUIPMENT & SERVICES - 24.5%
Oil & Gas Drilling - 3.0%
Atwood Oceanics, Inc. (a)	5,800	319,232
Ensco PLC Class A	103,472	5,561,620
Noble Corp.	50,070	1,891,144
Northern Offshore Ltd.	136,421	201,912
Odfjell Drilling A/S	120,300	812,236
Vantage Drilling Co. (a)	493,038	852,956
		9,639,100
Oil & Gas Equipment & Services - 21.5%
Cameron International Corp. (a)	106,114	6,193,874
Core Laboratories NV	19,000	3,214,990
Dril-Quip, Inc. (a)	13,361	1,533,175
FMC Technologies, Inc. (a)	160,605	8,900,729
Forum Energy Technologies, Inc. (a)	45,700	1,234,357
Geospace Technologies Corp. (a)	3,232	272,458
Halliburton Co.	324,257	15,612,975
National Oilwell Varco, Inc.	191,205	14,935,023
Oceaneering International, Inc.	11,200	909,888
Schlumberger Ltd.	189,613	16,754,205
Total Energy Services, Inc.	27,900	485,653
		70,047,327
TOTAL ENERGY EQUIPMENT & SERVICES		79,686,427
OIL, GAS & CONSUMABLE FUELS - 73.7%
Coal & Consumable Fuels - 0.8%
Alpha Natural Resources, Inc. (a)	38,500	229,460
Peabody Energy Corp.	139,255	2,402,149
		2,631,609
Integrated Oil & Gas - 25.2%
Chevron Corp.	200,375	24,345,563
Exxon Mobil Corp.	469,004	40,353,100
Hess Corp.	50,843	3,932,198
Occidental Petroleum Corp.	43,633	4,081,431
Suncor Energy, Inc.	262,600	9,389,406
		82,101,698
Oil & Gas Exploration & Production - 39.6%
Anadarko Petroleum Corp.	143,355	13,330,581
Bankers Petroleum Ltd. (a)	516,800	1,941,669
Bonanza Creek Energy, Inc. (a)	93,684	4,521,190
BPZ Energy, Inc. (a)	70,426	137,331
Cabot Oil & Gas Corp.	90,053	3,360,778

	Shares	Value
Chesapeake Energy Corp.	30,971	$ 801,529
Cimarex Energy Co.	123,644	11,919,282
Cobalt International Energy, Inc. (a)	172,102	4,278,456
Concho Resources, Inc. (a)	26,069	2,836,568
ConocoPhillips Co.	117,643	8,177,365
Continental Resources, Inc. (a)(d)	71,862	7,707,918
Emerald Oil, Inc. (a)	25,500	183,345
Energen Corp.	11,700	893,763
EOG Resources, Inc.	118,047	19,982,996
EPL Oil & Gas, Inc. (a)	34,282	1,272,205
EQT Corp.	56,226	4,988,371
Gulfport Energy Corp. (a)	36,823	2,369,192
Halcon Resources Corp. (a)	150,000	664,500
Kodiak Oil & Gas Corp. (a)	309,026	3,726,854
Laredo Petroleum Holdings, Inc. (a)	50,517	1,499,345
Murphy Oil Corp.	71,239	4,297,136
Noble Energy, Inc.	146,812	9,837,872
Northern Oil & Gas, Inc. (a)	92,107	1,329,104
Oasis Petroleum, Inc. (a)	19,078	937,302
Painted Pony Petroleum Ltd. Class A (a)	63,475	497,916
PDC Energy, Inc. (a)	65,493	3,899,453
Pioneer Natural Resources Co.	38,779	7,321,475
Rex Energy Corp. (a)	15,530	346,319
Rosetta Resources, Inc. (a)	22,500	1,225,350
Sanchez Energy Corp. (a)(d)	32,800	866,248
SM Energy Co.	22,148	1,709,604
Synergy Resources Corp. (a)	33,024	321,984
TAG Oil Ltd. (a)	35,900	156,140
Whiting Petroleum Corp. (a)	24,700	1,478,295
		128,817,436
Oil & Gas Refining & Marketing - 1.7%
Marathon Petroleum Corp.	55,206	3,550,850
Phillips 66 Co.	36,630	2,117,947
		5,668,797
Oil & Gas Storage & Transport - 6.4%
Access Midstream Partners LP	67,160	3,244,500
Atlas Pipeline Partners LP	45,360	1,759,968
Kinder Morgan Holding Co. LLC	23,611	839,843
Magellan Midstream Partners LP	29,936	1,689,288
Markwest Energy Partners LP	27,802	2,008,138
Phillips 66 Partners LP	29,175	897,423
Targa Resources Corp.	21,700	1,583,232
Tesoro Logistics LP	29,179	1,692,382
The Williams Companies, Inc.	191,474	6,961,995
		20,676,769
TOTAL OIL, GAS & CONSUMABLE FUELS		239,896,309
TOTAL COMMON STOCKS (Cost $260,414,843)		320,393,340
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	3,921,386	$ 3,921,386
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,405,900	3,405,900
TOTAL MONEY MARKET FUNDS (Cost $7,327,286)		7,327,286
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $267,742,129)	327,720,626
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,034,768)
NET ASSETS - 100%	$ 325,685,858
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,433
Fidelity Securities Lending Cash Central Fund	117,182
Total	$ 119,615
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $268,812,313. Net unrealized appreciation aggregated $58,908,313, of which $65,937,806 related to appreciated investment securities and $7,029,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

September 30, 2013

1.807727.109

VHC-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BIOTECHNOLOGY - 32.8%
Biotechnology - 32.8%
Acorda Therapeutics, Inc. (a)	21,122	$ 724,062
Actelion Ltd.	38,881	2,760,171
Alexion Pharmaceuticals, Inc. (a)	122,900	14,276,064
AMAG Pharmaceuticals, Inc. (a)	55,707	1,196,586
Amgen, Inc.	236,977	26,527,205
Biogen Idec, Inc. (a)	79,048	19,031,596
BioMarin Pharmaceutical, Inc. (a)	37,503	2,708,467
Biovitrum AB (a)	175,096	1,743,686
Celldex Therapeutics, Inc. (a)	17,900	634,197
Cubist Pharmaceuticals, Inc.	44,791	2,846,468
Discovery Laboratories, Inc. (a)	177,100	347,116
Dyax Corp. (a)	87,500	600,250
Genomic Health, Inc. (a)	43,600	1,333,288
Gilead Sciences, Inc. (a)	497,700	31,275,468
Grifols SA ADR	118,282	3,581,579
Infinity Pharmaceuticals, Inc. (a)	49,500	863,775
Insmed, Inc. (a)	64,500	1,006,845
Intercept Pharmaceuticals, Inc.	33,500	2,312,505
InterMune, Inc. (a)	129,500	1,990,415
Kamada (a)	108,100	1,653,930
Lexicon Pharmaceuticals, Inc. (a)	400,000	948,000
Medivation, Inc. (a)	90,000	5,394,600
Merrimack Pharmaceuticals, Inc. (a)	34,077	129,493
Neurocrine Biosciences, Inc. (a)	191,700	2,170,044
Novavax, Inc. (a)	300,000	948,000
NPS Pharmaceuticals, Inc. (a)	80,000	2,544,800
Pharmacyclics, Inc. (a)	9,400	1,301,148
PTC Therapeutics, Inc. (a)(d)	60,000	1,287,600
Puma Biotechnology, Inc. (a)	40,000	2,146,400
Regeneron Pharmaceuticals, Inc. (a)	28,100	8,791,647
Spectrum Pharmaceuticals, Inc.	92,700	777,753
TESARO, Inc. (a)	10,700	414,518
Vanda Pharmaceuticals, Inc. (a)	120,000	1,316,400
ZIOPHARM Oncology, Inc. (a)(d)	206,000	813,700
		146,397,776
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	92,659	1,797,585
FOOD & STAPLES RETAILING - 0.6%
Drug Retail - 0.6%
CVS Caremark Corp.	51,054	2,897,315
HEALTH CARE EQUIPMENT & SUPPLIES - 13.6%
Health Care Equipment - 11.8%
Accuray, Inc. (a)	113,000	835,070
Boston Scientific Corp. (a)	1,440,100	16,906,774
C.R. Bard, Inc.	39,694	4,572,749
Cardiovascular Systems, Inc. (a)	54,000	1,082,700
CONMED Corp.	70,000	2,379,300
Covidien PLC	15,847	965,716

	Shares	Value
Exactech, Inc. (a)	65,000	$ 1,309,750
Genmark Diagnostics, Inc. (a)	12,200	148,230
HeartWare International, Inc. (a)	29,395	2,152,008
Insulet Corp. (a)	56,100	2,033,064
Intuitive Surgical, Inc. (a)	11,200	4,214,224
Masimo Corp.	68,290	1,819,246
Smith & Nephew PLC sponsored ADR	19,500	1,217,190
Stryker Corp.	111,521	7,537,704
Tornier NV (a)	60,000	1,159,800
Volcano Corp. (a)	130,480	3,121,082
Zeltiq Aesthetics, Inc. (a)	123,600	1,121,052
		52,575,659
Health Care Supplies - 1.8%
Derma Sciences, Inc. (a)	130,000	1,609,400
The Cooper Companies, Inc.	48,500	6,289,965
		7,899,365
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		60,475,024
HEALTH CARE PROVIDERS & SERVICES - 15.5%
Health Care Distributors & Services - 3.5%
Amplifon SpA	230,000	1,256,446
McKesson Corp.	109,901	14,100,298
		15,356,744
Health Care Facilities - 2.4%
AmSurg Corp. (a)	30,000	1,191,000
Brookdale Senior Living, Inc. (a)	76,899	2,022,444
Emeritus Corp. (a)	64,200	1,189,626
Hanger, Inc. (a)	30,890	1,042,846
HCA Holdings, Inc.	71,200	3,043,800
NMC Health PLC	200,000	1,058,437
Ramsay Health Care Ltd.	36,047	1,217,679
		10,765,832
Health Care Services - 4.3%
BioScrip, Inc. (a)	222,400	1,952,672
Catamaran Corp. (a)	183,900	8,448,277
MEDNAX, Inc. (a)	48,321	4,851,428
Quest Diagnostics, Inc.	66,200	4,090,498
		19,342,875
Managed Health Care - 5.3%
Aetna, Inc.	15,408	986,420
CIGNA Corp.	135,688	10,428,980
Humana, Inc.	85,895	8,016,580
UnitedHealth Group, Inc.	57,707	4,132,398
		23,564,378
TOTAL HEALTH CARE PROVIDERS & SERVICES		69,029,829
HEALTH CARE TECHNOLOGY - 4.6%
Health Care Technology - 4.6%
athenahealth, Inc. (a)(d)	24,300	2,638,008
Cerner Corp. (a)	263,800	13,862,690
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
HealthStream, Inc. (a)	75,790	$ 2,870,925
HMS Holdings Corp. (a)	52,700	1,133,577
		20,505,200
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Maximus, Inc.	53,520	2,410,541
LIFE SCIENCES TOOLS & SERVICES - 4.2%
Life Sciences Tools & Services - 4.2%
Bruker BioSciences Corp. (a)	65,000	1,342,250
Illumina, Inc. (a)(d)	141,300	11,421,279
Thermo Fisher Scientific, Inc.	65,800	6,063,470
		18,826,999
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	76,944	2,317,553
PHARMACEUTICALS - 25.5%
Pharmaceuticals - 25.5%
AbbVie, Inc.	56,600	2,531,718
Actavis, Inc.	138,000	19,872,000
Aratana Therapeutics, Inc.	16,100	263,074
Bayer AG	33,000	3,891,175
Bristol-Myers Squibb Co.	15,361	710,907
Cadence Pharmaceuticals, Inc. (a)	77,220	487,258
Endo Health Solutions, Inc. (a)	44,574	2,025,443
Impax Laboratories, Inc. (a)	65,257	1,338,421
Jazz Pharmaceuticals PLC (a)	36,653	3,370,976
Lee's Pharmaceutical Holdings Ltd.	1,060,000	888,356
Meda AB (A Shares)	98,000	1,178,739
Merck & Co., Inc.	203,306	9,679,399
Mylan, Inc. (a)	152,200	5,809,474
Pacira Pharmaceuticals, Inc. (a)	44,700	2,149,623
Perrigo Co. (d)	110,900	13,682,842
Salix Pharmaceuticals Ltd. (a)	51,800	3,464,384
Santarus, Inc. (a)	107,300	2,421,761
Shire PLC sponsored ADR	74,087	8,882,290
The Medicines Company (a)	90,100	3,020,152
UCB SA	34,100	2,075,487
Valeant Pharmaceuticals International, Inc. (Canada) (a)	59,760	6,230,983
ViroPharma, Inc. (a)	160,000	6,288,000
Warner Chilcott PLC	323,500	7,391,975
Zoetis, Inc. Class A	198,300	6,171,096
		113,825,533
PROFESSIONAL SERVICES - 0.5%
Human Resource & Employment Services - 0.5%
Towers Watson & Co.	19,600	2,096,416

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Development - 0.2%
PT Lippo Karawaci Tbk	8,436,500	$ 794,111
TOTAL COMMON STOCKS (Cost $350,450,970)		441,373,882
Convertible Preferred Stocks - 0.2%

HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Castlight Health, Inc. Series D (a)(e) (Cost $633,235)	104,900	835,004
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.10% (b)	4,039,990	4,039,990
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	9,237,951	9,237,951
TOTAL MONEY MARKET FUNDS (Cost $13,277,941)		13,277,941
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $364,362,146)		455,486,827
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(9,259,466)
NET ASSETS - 100%		$ 446,227,361
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $835,004 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 633,235
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,991
Fidelity Securities Lending Cash Central Fund	61,514
Total	$ 67,505
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 441,373,882	$ 441,373,882	$ -	$ -
Convertible Preferred Stocks	835,004	-	-	835,004
Money Market Funds	13,277,941	13,277,941	-	-
Total Investments in Securities:	$ 455,486,827	$ 454,651,823	$ -	$ 835,004
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $364,886,869. Net unrealized appreciation aggregated $90,599,958, of which $96,459,146 related to appreciated investment securities and $5,859,188 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

September 30, 2013

1.856924.106

VCSP-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BEVERAGES - 27.5%
Brewers - 4.1%
Anheuser-Busch InBev SA NV	26,236	$ 2,602,551
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	20,063	769,416
SABMiller PLC	66,600	3,389,282
		6,761,249
Distillers & Vintners - 7.3%
Diageo PLC sponsored ADR	31,080	3,949,646
Pernod Ricard SA	36,263	4,503,070
Remy Cointreau SA (d)	28,862	3,075,650
Treasury Wine Estates Ltd.	103,965	428,691
		11,957,057
Soft Drinks - 16.1%
Coca-Cola Bottling Co. CONSOLIDATED	6,194	387,868
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	2,670	336,367
Coca-Cola Icecek A/S	25,853	659,107
Embotelladora Andina SA:
ADR	14,998	377,050
sponsored ADR	14,683	482,483
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,385	522,830
PepsiCo, Inc.	44,606	3,546,177
The Coca-Cola Co.	530,338	20,089,203
		26,401,085
TOTAL BEVERAGES		45,119,391
FOOD & STAPLES RETAILING - 18.9%
Drug Retail - 10.0%
CVS Caremark Corp.	246,088	13,965,494
Drogasil SA	55,184	456,402
Walgreen Co.	38,538	2,073,344
		16,495,240
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	6,078	140,402
Food Retail - 5.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,100	442,660
Kroger Co.	197,276	7,958,114
		8,400,774
Hypermarkets & Super Centers - 3.7%
Costco Wholesale Corp.	5,200	598,624
Wal-Mart Stores, Inc.	73,277	5,419,567
		6,018,191
TOTAL FOOD & STAPLES RETAILING		31,054,607
FOOD PRODUCTS - 12.0%
Agricultural Products - 4.0%
Archer Daniels Midland Co.	53,664	1,976,982

	Shares	Value
Bunge Ltd.	53,477	$ 4,059,439
First Resources Ltd.	110,000	167,470
SLC Agricola SA	41,100	407,606
		6,611,497
Packaged Foods & Meats - 8.0%
Annie's, Inc. (a)(d)	4,754	233,421
Danone SA	2,400	180,654
Green Mountain Coffee Roasters, Inc. (a)	20,294	1,528,747
Hain Celestial Group, Inc. (a)	4,590	353,981
Kellogg Co.	23,307	1,368,820
Lindt & Spruengli AG	10	475,480
Marfrig Frigor E Com de Alabama SA (a)	141,900	387,355
Mead Johnson Nutrition Co. Class A	41,800	3,104,068
Nestle SA	28,678	1,999,835
Orion Corp.	135	119,731
Ulker Biskuvi Sanayi A/S	63,000	430,385
Unilever NV (NY Reg.)	72,165	2,722,064
Want Want China Holdings Ltd.	98,000	148,847
		13,053,388
TOTAL FOOD PRODUCTS		19,664,885
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	4,902	423,386
HOUSEHOLD PRODUCTS - 13.3%
Household Products - 13.3%
Colgate-Palmolive Co.	61,090	3,622,637
Procter & Gamble Co.	233,936	17,683,222
Svenska Cellulosa AB (SCA) (B Shares)	20,000	504,147
		21,810,006
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	36,000	420,996
Herbalife Ltd.	5,200	362,804
L'Oreal SA	9,300	1,597,222
Nu Skin Enterprises, Inc. Class A	15,266	1,461,567
		3,842,589
PHARMACEUTICALS - 0.4%
Pharmaceuticals - 0.4%
Johnson & Johnson	2,919	253,048
Perrigo Co.	3,428	422,947
		675,995
TOBACCO - 24.1%
Tobacco - 24.1%
Altria Group, Inc.	235,896	8,103,028
British American Tobacco PLC sponsored ADR	228,880	24,066,734
Imperial Tobacco Group PLC	15,452	572,099
ITC Ltd.	108,173	588,306
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Japan Tobacco, Inc.	11,700	$ 421,782
Lorillard, Inc.	27,467	1,229,972
Philip Morris International, Inc.	43,007	3,723,976
Souza Cruz SA	69,300	827,047
		39,532,944
TOTAL COMMON STOCKS (Cost $139,885,412)		162,123,803
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.10% (b)	1,352,988	1,352,988
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,487,779	3,487,779
TOTAL MONEY MARKET FUNDS (Cost $4,840,767)		4,840,767
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $144,726,179)		166,964,570
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,812,393)
NET ASSETS - 100%		$ 164,152,177
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,779
Fidelity Securities Lending Cash Central Fund	18,806
Total	$ 25,585
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 162,123,803	$ 157,099,635	$ 5,024,168	$ -
Money Market Funds	4,840,767	4,840,767	-	-
Total Investments in Securities:	$ 166,964,570	$ 161,940,402	$ 5,024,168	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 8,662,534
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $144,880,247. Net unrealized appreciation aggregated $22,084,323, of which $24,113,528 related to appreciated investment securities and $2,029,205 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

September 30, 2013

1.856920.106

VTELP-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 56.8%
Alternative Carriers - 12.8%
8x8, Inc. (a)	9,760	$ 98,283
Cogent Communications Group, Inc.	10,990	354,428
inContact, Inc. (a)	20,531	169,791
Iridium Communications, Inc. (a)	33,044	227,343
Level 3 Communications, Inc. (a)	17,864	476,790
Lumos Networks Corp.	23,918	518,303
Premiere Global Services, Inc. (a)	22,012	219,240
Towerstream Corp. (a)	39,720	113,599
tw telecom, Inc. (a)	12,833	383,258
Vonage Holdings Corp. (a)	57,500	180,550
		2,741,585
Integrated Telecommunication Services - 44.0%
AT&T, Inc.	58,338	1,972,991
Atlantic Tele-Network, Inc.	6,700	349,271
Bezeq The Israeli Telecommunication Corp. Ltd.	81,900	150,597
Cbeyond, Inc. (a)	18,522	118,726
CenturyLink, Inc.	23,339	732,378
Cincinnati Bell, Inc. (a)	62,839	170,922
Consolidated Communications Holdings, Inc.	2,900	49,996
Frontier Communications Corp.	94,314	393,289
General Communications, Inc.Class A (a)	26,029	247,796
Hawaiian Telcom Holdco, Inc. (a)	5,300	140,980
IDT Corp. Class B	5,754	102,134
Koninklijke KPN NV (a)	33,755	107,542
Telefonica Brasil SA sponsored ADR	4,850	108,834
Verizon Communications, Inc.	98,754	4,607,860
Windstream Holdings, Inc.	16,900	135,200
		9,388,516
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		12,130,101
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Equinix, Inc. (a)	600	110,190
Rackspace Hosting, Inc. (a)	2,100	110,796
Velti PLC (a)	5,637	2,047
		223,033
MEDIA - 2.7%
Broadcasting - 0.3%
Sinclair Broadcast Group, Inc. Class A	2,200	73,744
Cable & Satellite - 2.4%
Comcast Corp. Class A	2,900	130,935
DISH Network Corp. Class A	3,100	139,531

	Shares	Value
Liberty Global PLC:
Class A (a)	1,550	$ 122,993
Class C (a)	1,500	113,145
		506,604
TOTAL MEDIA		580,348
REAL ESTATE INVESTMENT TRUSTS - 8.0%
Office REITs - 0.3%
CyrusOne, Inc.	2,900	55,042
Specialized REITs - 7.7%
American Tower Corp.	22,182	1,644,352
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,699,394
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Broadcom Corp. Class A	4,900	127,449
SOFTWARE - 0.5%
Application Software - 0.5%
Synchronoss Technologies, Inc. (a)	2,701	102,800
WIRELESS TELECOMMUNICATION SERVICES - 28.2%
Wireless Telecommunication Services - 28.2%
America Movil S.A.B. de CV Series L sponsored ADR	2,700	53,487
Boingo Wireless, Inc. (a)	27,842	194,894
China Mobile Ltd. sponsored ADR	1,300	73,359
Crown Castle International Corp. (a)	9,731	710,655
KDDI Corp.	2,400	123,336
Leap Wireless International, Inc. (a)	28,000	442,120
Millicom International Cellular SA (depository receipt)	1,300	114,795
Mobile TeleSystems OJSC sponsored ADR	3,200	71,232
NII Holdings, Inc. (a)	48,215	292,665
NTELOS Holdings Corp.	3,400	63,920
SBA Communications Corp. Class A (a)	15,668	1,260,647
Shenandoah Telecommunications Co.	2,057	49,574
Sprint Corp. (a)	16,185	100,509
T-Mobile U.S., Inc. (a)	27,485	713,785
Telephone & Data Systems, Inc.	18,200	537,810
U.S. Cellular Corp.	3,900	177,567
Vodafone Group PLC sponsored ADR	29,249	1,028,980
		6,009,335
TOTAL COMMON STOCKS (Cost $19,615,692)		20,872,460
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $277,891)	277,891	$ 277,891
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $19,893,583)		21,150,351
NET OTHER ASSETS (LIABILITIES) - 0.9%		200,670
NET ASSETS - 100%		$ 21,351,021
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 484
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 20,872,460	$ 20,749,124	$ 123,336	$ -
Money Market Funds	277,891	277,891	-	-
Total Investments in Securities:	$ 21,150,351	$ 21,027,015	$ 123,336	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $20,062,565. Net unrealized appreciation aggregated $1,087,786, of which $2,659,192 related to appreciated investment securities and $1,571,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

September 30, 2013

1.808791.109

VIPRE-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Health Care Facilities - 2.1%
Brookdale Senior Living, Inc. (a)	153,240	$ 4,030,212
Emeritus Corp. (a)	209,382	3,879,848
TOTAL HEALTH CARE FACILITIES		7,910,060
REAL ESTATE INVESTMENT TRUSTS - 92.3%
REITs - Apartments - 15.5%
AvalonBay Communities, Inc.	97,542	12,396,613
Camden Property Trust (SBI)	179,156	11,007,345
Equity Residential (SBI)	170,870	9,153,506
Essex Property Trust, Inc.	92,571	13,672,737
Home Properties, Inc.	144,000	8,316,000
Mid-America Apartment Communities, Inc.	77,047	4,815,438
TOTAL REITS - APARTMENTS		59,361,639
REITs - Health Care Facilities - 11.3%
HCP, Inc.	258,725	10,594,789
Health Care REIT, Inc.	125,078	7,802,366
Ventas, Inc.	403,810	24,834,315
TOTAL REITS - HEALTH CARE FACILITIES		43,231,470
REITs - Hotels - 5.9%
Chesapeake Lodging Trust	340,119	8,006,401
Host Hotels & Resorts, Inc.	435,478	7,694,896
LaSalle Hotel Properties (SBI)	79,387	2,264,117
Sunstone Hotel Investors, Inc.	351,396	4,476,785
TOTAL REITS - HOTELS		22,442,199
REITs - Industrial Buildings - 15.8%
DuPont Fabros Technology, Inc. (d)	117,959	3,039,803
First Industrial Realty Trust, Inc.	254,512	4,140,910
First Potomac Realty Trust	114,390	1,437,882
Prologis, Inc.	619,637	23,310,744
Public Storage	172,436	27,684,600
Terreno Realty Corp.	34,300	609,168
TOTAL REITS - INDUSTRIAL BUILDINGS		60,223,107
REITs - Malls - 14.8%
CBL & Associates Properties, Inc.	132,017	2,521,525
General Growth Properties, Inc.	295,697	5,703,995
Simon Property Group, Inc.	325,299	48,219,070
TOTAL REITS - MALLS		56,444,590
REITs - Management/Investment - 3.3%
American Tower Corp.	13,700	1,015,581
Coresite Realty Corp.	98,800	3,353,272

	Shares	Value
Equity Lifestyle Properties, Inc.	89,184	$ 3,047,417
Retail Properties America, Inc. (d)	176,150	2,422,063
Weyerhaeuser Co.	92,263	2,641,490
TOTAL REITS - MANAGEMENT/INVESTMENT		12,479,823
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	60,099	2,561,419
REITs - Office Buildings - 17.5%
Alexandria Real Estate Equities, Inc.	158,203	10,101,262
Boston Properties, Inc.	174,177	18,619,521
Cousins Properties, Inc.	836,100	8,603,469
Douglas Emmett, Inc.	231,805	5,440,463
Piedmont Office Realty Trust, Inc.Class A (d)	381,900	6,629,784
SL Green Realty Corp.	195,559	17,373,462
TOTAL REITS - OFFICE BUILDINGS		66,767,961
REITs - Shopping Centers - 7.5%
Acadia Realty Trust (SBI)	170,095	4,197,945
Cedar Shopping Centers, Inc.	382,608	1,981,909
Equity One, Inc.	375,558	8,209,698
Excel Trust, Inc.	49,362	592,344
Glimcher Realty Trust	815,067	7,946,903
Kite Realty Group Trust	341,015	2,022,219
Vornado Realty Trust	44,310	3,724,699
TOTAL REITS - SHOPPING CENTERS		28,675,717
TOTAL REAL ESTATE INVESTMENT TRUSTS		352,187,925
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Operating Companies - 1.1%
Forest City Enterprises, Inc. Class A (a)	215,920	4,089,525
TOTAL COMMON STOCKS (Cost $301,601,257)		364,187,510
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	8,406,470	$ 8,406,470
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	8,002,725	8,002,725
TOTAL MONEY MARKET FUNDS (Cost $16,409,195)		16,409,195
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $318,010,452)		380,596,705
NET OTHER ASSETS (LIABILITIES) - 0.2%		833,969
NET ASSETS - 100%		$ 381,430,674
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,812
Fidelity Securities Lending Cash Central Fund	9,108
Total	$ 19,920
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $319,497,458. Net unrealized appreciation aggregated $61,099,247, of which $74,044,398 related to appreciated investment securities and $12,945,151 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

September 30, 2013

1.856922.106

VMATP-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CHEMICALS - 67.6%
Commodity Chemicals - 9.3%
Axiall Corp.	29,104	$ 1,099,840
Cabot Corp.	31,578	1,348,696
LyondellBasell Industries NV Class A	56,916	4,167,959
		6,616,495
Diversified Chemicals - 14.5%
Eastman Chemical Co.	39,435	3,071,987
FMC Corp.	52,254	3,747,657
Lanxess AG	10,777	699,532
PPG Industries, Inc.	17,090	2,855,055
		10,374,231
Fertilizers & Agricultural Chemicals - 13.6%
CF Industries Holdings, Inc.	7,534	1,588,393
Intrepid Potash, Inc. (d)	2,600	40,768
Monsanto Co.	65,416	6,827,470
Potash Corp. of Saskatchewan, Inc.	38,800	1,213,289
		9,669,920
Industrial Gases - 7.8%
Airgas, Inc.	14,920	1,582,266
Praxair, Inc.	33,153	3,985,322
		5,567,588
Specialty Chemicals - 22.4%
Albemarle Corp.	9,762	614,420
Ashland, Inc.	25,042	2,315,884
Cytec Industries, Inc.	13,368	1,087,620
Ecolab, Inc.	34,946	3,451,267
H.B. Fuller Co.	5,832	263,548
NewMarket Corp.	1,694	487,720
Rockwood Holdings, Inc.	10,585	708,137
Royal DSM NV	5,320	401,458
RPM International, Inc.	22,497	814,391
Sherwin-Williams Co.	10,458	1,905,238
Sigma Aldrich Corp.	21,665	1,848,025
W.R. Grace & Co. (a)	23,284	2,035,022
		15,932,730
TOTAL CHEMICALS		48,160,964
CONSTRUCTION MATERIALS - 4.7%
Construction Materials - 4.7%
Eagle Materials, Inc.	9,640	699,382
Martin Marietta Materials, Inc. (d)	6,100	598,837
Vulcan Materials Co.	39,967	2,070,690
		3,368,909
CONTAINERS & PACKAGING - 9.6%
Metal & Glass Containers - 3.9%
Aptargroup, Inc.	21,023	1,264,113
Ball Corp.	21,043	944,410
Silgan Holdings, Inc.	11,288	530,536
		2,739,059

	Shares	Value
Paper Packaging - 5.7%
Graphic Packaging Holding Co. (a)	87,175	$ 746,218
MeadWestvaco Corp.	36,295	1,393,002
Rock-Tenn Co. Class A	19,198	1,944,181
		4,083,401
TOTAL CONTAINERS & PACKAGING		6,822,460
METALS & MINING - 9.1%
Diversified Metals & Mining - 1.9%
Copper Mountain Mining Corp. (a)	164,725	281,458
First Quantum Minerals Ltd.	20,300	377,995
Grupo Mexico SA de CV Series B	148,000	442,321
Turquoise Hill Resources Ltd. (a)	64,970	286,989
		1,388,763
Gold - 2.4%
Franco-Nevada Corp.	11,500	521,717
Goldcorp, Inc.	26,950	701,189
Royal Gold, Inc.	9,392	457,015
		1,679,921
Steel - 4.8%
Carpenter Technology Corp.	24,062	1,398,243
Haynes International, Inc.	8,620	390,745
Reliance Steel & Aluminum Co.	22,545	1,651,872
		3,440,860
TOTAL METALS & MINING		6,509,544
OIL, GAS & CONSUMABLE FUELS - 2.1%
Coal & Consumable Fuels - 2.1%
Peabody Energy Corp.	87,182	1,503,890
PAPER & FOREST PRODUCTS - 4.4%
Forest Products - 0.5%
Canfor Corp. (a)	15,700	354,528
Paper Products - 3.9%
International Paper Co.	56,505	2,531,424
P.H. Glatfelter Co.	7,800	211,146
		2,742,570
TOTAL PAPER & FOREST PRODUCTS		3,097,098
TOTAL COMMON STOCKS (Cost $53,677,240)		69,462,865
Convertible Bonds - 0.9%
	Principal Amount
BUILDING PRODUCTS - 0.9%
Building Products - 0.9%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $645,105)	$ 645,105	645,105
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 11/7/13 to 11/29/13 (e) (Cost $34,998)	$ 35,000	$ 34,999
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	810,319	810,319
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	63,825	63,825
TOTAL MONEY MARKET FUNDS (Cost $874,144)		874,144
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $55,231,487)		71,017,113
NET OTHER ASSETS (LIABILITIES) - 0.3%		243,360
NET ASSETS - 100%		$ 71,260,473
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
18 CME E-Mini Materials Select Sector Index Contracts	Dec. 2013	$ 797,400	$ 4,833

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,999.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $645,105 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 645,105
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,509
Fidelity Securities Lending Cash Central Fund	4,024
Total	$ 5,533
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 69,462,865	$ 69,462,865	$ -	$ -
Convertible Bonds	645,105	-	-	645,105
U.S. Treasury Obligations	34,999	-	34,999	-
Money Market Funds	874,144	874,144	-	-
Total Investments in Securities:	$ 71,017,113	$ 70,337,009	$ 34,999	$ 645,105
Derivative Instruments:
Assets
Futures Contracts	$ 4,833	$ 4,833	$ -	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $55,482,861. Net unrealized appreciation aggregated $15,534,252, of which $19,397,103 related to appreciated investment securities and $3,862,851 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013